Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents consist of the following:

	As of December 31,
	2011	2010
Dollars in millions
Cash	$417.0	$548.1
Cash Equivalents:
Commercial paper	10.0	—
Time deposits	—	74.0
Money market funds	158.8	85.2
	$585.8	$707.3

Property, Plant and Equipment
Property, Plant and Equipment
We record property, plant and equipment at cost and depreciate it evenly over the assets’ estimated useful lives as follows:

Years
Software	3-6
Buildings and improvements	4-60
Machinery and equipment	1-25
Solar energy systems	23-30

Intangible Assets, Estimated Useful Lives
The estimated useful lives of our intangible assets subject to amortization are as follows:

Years
Favorable energy credits	4-18
Customer sales backlog and relationships	1-6
Trade name	15
Developed technology	5
Non-compete agreement	1

Supplemental Cash Flow Information
Supplemental Cash Flow Information

Following is information related to interest and taxes paid as well as certain non-cash investing and financing activities including acquisition related items.

	For the year ended December 31,
	2011	2010	2009
In millions
Supplemental disclosures of cash flow information:
Interest payments (including debt issuance costs), net of amount capitalized	$155.9	$22.2	$1.4
Income taxes paid (refunded), net	13.7	(9.4)	38.8
Supplemental schedule of non-cash investing and financing activities:
Accounts payable incurred (relieved) for acquisition of fixed assets, including solar energy systems	$(68.0)	$138.7	$(13.1)
Debt transferred to and assumed by buyer upon sale of solar energy systems	104.6	43.3	—
Conversion of note payable to equity	—	27.0	—
Acquisitions:
Fair value of assets acquired	$334.5	$65.2	$508.9
Goodwill	97.8	56.4	285.3
Liabilities assumed and noncontrolling interests	(158.0)	(19.9)	(479.6)
Shares of MEMC common stock issued	—	—	(45.8)
Other non-cash consideration	(90.7)
Less: loans prior to acquisition	(16.0)	(26.0)	(79.5)
Less: cash acquired	(3.6)	(2.2)	(0.8)
Cash paid, net of cash acquired	$164.0	$73.5	$188.5